Shareholder Report, Line Graph (Details) WE0000000002528A_Dimensional Global Sustainability Fixed Income ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 15, 2022	Oct. 31, 2025
Dimensional Global Sustainability Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional Global Sustainability Fixed Income ETF – NAV
Accumulated Value	$ 11,238	$ 10,056	$ 10,000	$ 11,857
Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	$ 11,013	$ 10,020	$ 10,000	$ 11,597